Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Cash	$ 2,526,957	$ 3,840,880
Sales tax receivable	40,694	181,197
Prepaids and deposits	706,634	883,872
Due from related party	0	10,287
Total Current Assets	3,274,285	4,916,236
Exploration and evaluation assets	26,612,758	21,442,032
Right-of-use assets	29,040	60,720
Total Assets	29,916,083	26,418,988
Current Liabilities
Accounts payable and accrued liabilities	689,944	1,024,134
Due to related parties	141,144	86,616
Lease liabilities - current portion	31,107	29,921
Derivative liabilities	305,025	1,922,246
Other liabilities	773,891	820,612
Total Current Liabilities	1,941,111	3,883,529
Lease liabilities	0	31,107
Flow-through share liability	2,477,517	0
Total Liabilities	4,418,628	3,914,636
Shareholders' Equity
Share capital	50,127,974	40,570,773
Reserve for restricted share units	0	86,638
Reserve for share-based payments	1,917,719	6,477,565
Reserve for warrants	0	65,099
Accumulated deficit	(26,548,238)	(24,695,723)
Total Shareholders' Equity	25,497,455	22,504,352
Total Liabilities and Shareholders' Equity	$ 29,916,083	$ 26,418,988